Shareholders' equity, capital distribution and earnings per share - Dividends (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) kr / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) kr / shares
Dividends declared | $	$ 3,787	$ 3,787	$ 7,802	$ 7,802
Dividends declared (in USD per share or ADS) | $ / shares	$ 1.4800		$ 2.8000
Dividends paid | $	$ 4,791		$ 8,578
United States Dollar (USD)
Dividends paid (per share) | $ / shares	$ 1.8100		$ 3.0000
Norwegian Kroner (NOK)
Dividends paid (per share) | kr / shares		$ 19.1552		$ 32.1645